Information on staff and remuneration	12 Months Ended
Dec. 31, 2017
Information on staff and remuneration
Information on staff and remuneration

Note 6--Information on staff and remuneration

DKK thousand	2017	2016	2015
Total staff salaries can be specified as follows:
Salaries	112,614	104,614	89,508
Pension schemes (defined contribution plans)	9,135	8,239	7,243
Other payroll and staff-related costs	30,291	32,838	26,580

Total	152,040	145,691	123,331

The amount is charged as:
Research and development expenses	119,474	109,509	94,390
Administrative expenses	32,566	36,182	28,941

Total	152,040	145,691	123,331
Average number of employees	128	124	110

	Base board fee	Base board fee	Base board fee
Remuneration DKK thousand	2017	2016	2015
Remuneration to the Board of Directors
Martin Nicklasson[1]	650	750	450
Rosemary Crane	400	400	200
Catherine Moukheibir	400	400	250
Peter Benson[2]	0	104	150
Alain Munoz	283	250	150
Michael Owen	300	250	150
Jens Peter Stenvang[3]	250	250	150
Hanne Heidenheim Bak[3]	198	167	0
Helle Haxgart[3]	21	0	0
Rasmus Just[3,5]	229	167	0
Christian Thorkildsen[2,3]	0	83	150
Helle Størum[2,3]	0	83	150
Daniel Ellens[4]	0	0	150
Jørgen Lindegaard[4]	0	0	150
Florian Reinaud[4]	0	0	13

Total	2,731	2,904	2,113

[1]

In addition to the base board fee, Martin Nicklasson received an observation fee for his period as Observer to the Board before being appointed at the Annual General Meeting in 2015. This fee amounted to DKK 150,000.

[2]	These board members resigned from the Board in 2016.
[3]	For the employee-elected board members, the table includes only remuneration for board work.
[4]	These board members resigned from the Board in 2015.
[5]	This board member resigned from the Board in 2017.

2017

DKK thousand	Base salary	Bonus	Pension contribution	Other benefits	Severance payment	Warrant compensation expenses	Total
Remuneration to the Executive Management
Britt Meelby Jensen	3,915	2,482	392	231	0	4,058	11,078
Mats Blom	2,496	999	250	271	0	2,389	6,405

Total	6,411	3,481	642	502	0	6,447	17,483

Other Corporate Management[1]	4,416	1,787	442	388	0	4,779	11,812

Total	4,416	1,787	442	388	0	4,779	11,812

Total	10,827	5,268	1,084	890	0	11,226	29,295

2016

DKK thousand	Base salary	Bonus	Pension contribution	Other benefits	Severance payment	Warrant compensation expenses	Total
Remuneration to the Executive Management
Britt Meelby Jensen	3,795	683	380	231	0	4,442	9,531
Mats Blom	2,448	526	245	268	0	1,111	4,598

Total	6,243	1,209	625	499	0	5,553	14,129

Other Corporate Management[1]	6,422	833	642	1,324	1,782	7,322	18,325

Total	6,422	833	642	1,324	1,782	7,322	18,325

Total	12,665	2,042	1,267	1,823	1,782	12,875	32,454

2015

DKK thousand	Base salary	Bonus	Pension contribution	Other benefits	Severance payment	Warrant compensation expenses	Total
Remuneration to the Executive Management
Britt Meelby Jensen	3,353	751	335	190	0	3,163	7,792
Mats Blom	2,400	343	240	260	0	2,372	5,615

Total	5,753	1,094	575	450	0	5,535	13,407

Other Corporate Management[1]	8,776	520	877	1,101	353	3,321	14,948

Total	8,776	520	877	1,101	353	3,321	14,948

Total	14,529	1,614	1,452	1,551	353	8,856	28,355

[1]

Other Corporate Management in 2017 comprised two members. Other Corporate Management in 2016 comprised four members, including two members who resigned during the year. Other Corporate Management in 2015 comprised six members, including three members who resigned during the year.

Employee incentive programs

Accounting policies

        The value of services received as consideration for granted warrants is measured at the fair value of the warrant. The fair value is determined at the grant date and is recognized in the income statement as personnel expenses over the period in which the final right to the warrant is obtained. Warrants are considered vested at the grant date. The offsetting entry to this is recognized under equity. In respect of recognition of the warrants, an estimate is made of the number of warrants that the employees are expected to obtain rights to. Subsequently, an adjustment is made for changes in the estimate of the number of shares that the employees have obtained rights to, so the total recognition is based on the actual number of shares that the employees have obtained rights to. The fair value of the granted warrants is estimated using the Black--Scholes pricing model.

The 2010 employee incentive program

	Program of 2010 02/Nov/10	Program of 2010 10/Feb/11	Program of 2010 17/Nov/11	Program of 2010 10/Feb/12	Program of 2010 19/Nov/12	Program of 2010 08/Feb/13	Program of 2010 01/Apr/14	Program of 2010 25/Mar/15	Program of 2010 05/May/15	Total
Number of warrants
Outstanding at January 1, 2017	0	0	0	6,250	214,883	261,137	100,000	100,000	46,359	728,629
Granted during the year	0	0	0	0	0	0	0	0	0	0
Forfeited during the year	0	0	0	0	0	0	0	0	0	0
Exercised during the year	0	0	0	0	0	-77,712	0	0	0	-77,712
Expired during the year	0	0	0	-6,250	-214,883	0	0	0	0	-221,133

Outstanding at December 31, 2017	0	0	0	0	0	183,425	100,000	100,000	46,359	429,784

Specified as follows:
Executive Management	0	0	0	0	0	0	0	0	0	0
Other employees	0	0	0	0	0	183,425	100,000	100,000	46,359	429,784

Total	0	0	0	0	0	183,425	100,000	100,000	46,359	429,784

Number of warrants
Outstanding at January 1, 2016	0	11,600	105,259	151,741	214,883	326,012	100,000	100,000	46,359	1,055,854
Granted during the year	0	0	0	0	0	0	0	0	0	0
Forfeited during the year	0	0	0	0	0	-1,250	0	0	0	-1,250
Exercised during the year	0	0	-105,259	-145,491	0	-63,625	0	0	0	-314,375
Expired during the year	0	-11,600	0	0	0	0	0	0	0	-11,600

Outstanding at December 31, 2016	0	0	0	6,250	214,883	261,137	100,000	100,000	46,359	728,629

Specified as follows:
Executive Management	0	0	0	0	31,019	0	0	0	0	31,019
Other employees	0	0	0	6,250	183,864	261,137	100,000	100,000	46,359	697,610

Total	0	0	0	6,250	214,883	261,137	100,000	100,000	46,359	728,629

Number of warrants
Outstanding at January 1, 2015	595,406	403,000	227,085	220,250	214,883	343,512	100,000	0	0	2,104,136
Granted during the year	0	0	0	0	0	0	0	100,000	46,359	146,359
Forfeited during the year	0	-7,500	0	-3,750	0	-17,500	0	0	0	-28,750
Exercised during the year	-589,237	-383,900	-121,826	-64,759	0	0	0	0	0	-1,159,722
Expired during the year	-6,169	0	0	0	0	0	0	0	0	-6,169

Outstanding at December 31, 2015	0	11,600	105,259	151,741	214,883	326,012	100,000	100,000	46,359	1,055,854

Specified as follows:
Executive Management	0	0	31,019	0	31,019	0	0	0	0	62,038
Other employees	0	11,600	74,240	151,741	183,864	326,012	100,000	100,000	46,359	993,816

Total	0	11,600	105,259	151,741	214,883	326,012	100,000	100,000	46,359	1,055,854

Exercise period
From	03/Nov/13	10/Feb/14	17/Nov/14	10/Feb/15	19/Nov/15	10/Feb/16	01/Apr/17	25/Mar/18	05/May/18
Until	03/Nov/15	10/Feb/16	17/Nov/16	10/Feb/17	19/Nov/17	10/Feb/18	01/Apr/19	25/Mar/20	05/May/20
Black -- Scholes parameters
Term (months)	60	60	60	60	60	60	60	60	60
Volatility*	56.0%	33.0%	34.0%	44.0%	56.0%	39.3%	37.5%	41.9%	43.7%
Share price	86	70.0	45.7	70.0	86.0	79.5	69.0	115.5	92.0
Exercise price (DKK)	94.6	77.0	50.27	77.0	113.3	87.45	75.9	127.05	101.2
Dividend	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected
Risk-free interest rate	2.64%	3.09%	1.02%	0.37%	0.86%	0.66%	0.71%	-0.21%	-0.10%

*	The volatility rate used is based on the actual volatility of the Zealand share price.

The 2015 employee incentive program

	Program of 2015 05/May/15	Program of 2015 05/May/15	Program of 2015 05/Apr/16	Program of 2015 05/Apr/16	Program of 2015 15/Jul/16	Program of 2015 06/Apr/17	Program of 2015 06/Apr/17	Program of 2015 25/Aug/17	Program of 2015 25/Aug/17	Total
Number of warrants
Outstanding at January 1, 2017	100,000	357,250	345,000	100,000	40,000	0	0	0	0	942,250
Granted during the year	0	0	0	0	0	424,000	93,392	14,566	6,608	538,566
Forfeited during the year	0	-7,500	-16,250	-14,566	0	-18,500	0	0	0	-56,816
Exercised during the year	0	0	0	0	0	0	0	0	0	0
Expired during the year	0	0	0	0	0	0	0	0	0	0

Outstanding at December 31, 2017	100,000	349,750	328,750	85,434	40,000	405,500	93,392	14,566	6,608	1,424,000

Specified as follows:
Executive Management	100,000	75,000	25,000	85,434	0	57,000	93,392	14,566	6,608	457,000
Other employees	0	274,750	303,750	0	40,000	348,500	0	0	0	967,000

Total	100,000	349,750	328,750	85,434	40,000	405,500	93,392	14,566	6,608	1,424,000

Number of warrants
Outstanding at January 1, 2016	100,000	363,250	0	0	0	0	0	0	0	463,250
Granted during the year	0	0	347,250	100,000	40,000	0	0	0	0	487,250
Forfeited during the year	0	-6,000	-2,250	0	0	0	0	0	0	-8,250
Exercised during the year	0	0	0	0	0	0	0	0	0	0
Expired during the year	0	0	0	0	0	0	0	0	0	0

Outstanding at December 31, 2016	100,000	357,250	345,000	100,000	40,000	0	0	0	0	942,250

Specified as follows:
Executive Management	100,000	75,000	25,000	100,000	0	0	0	0	0	300,000
Other employees	0	282,250	320,000	0	40,000	0	0	0	0	642,250

Total	100,000	357,250	345,000	100,000	40,000	0	0	0	0	942,250

Number of warrants
Outstanding at January 1, 2015	0	0	0	0	0	0	0	0	0	0
Granted during the year	100,000	366,250	0	0	0	0	0	0	0	466,250
Forfeited during the year	0	-3,000	0	0	0	0	0	0	0	-3,000
Exercised during the year	0	0	0	0	0	0	0	0	0	0
Expired during the year	0	0	0	0	0	0	0	0	0	0

Outstanding at December 31, 2015	100,000	363,250	0	0	0	0	0	0	0	463,250

Specified as follows:
Executive Management	100,000	75,000	0	0	0	0	0	0	0	175,000
Other employees	0	288,250	0	0	0	0	0	0	0	288,250

Total	100,000	363,250	0	0	0	0	0	0	0	463,250

Exercise period
From	05/May/16	05/May/18	05/Apr/19	05/Apr/17	15/Jul/19	06/Apr/20	06/Apr/18	25/Aug/17	06/Apr/18
Until	05/May/20	05/May/20	05/Apr/21	05/Apr/21	15/Jul/21	06/Apr/22	06/Apr/22	25/Aug/22	06/Apr/22
Black -- Scholes parameters
Term (months)	60	60	60	60	60	60	60	60	60
Volatility*	43.7%	43.7%	43.5%	43.5%	45.0%	43.6%	43.6%	43.0%	43.0%
Share price	92.0	92.0	129.5	129.5	126.0	123.0	123.0	118.5	118.5
Exercise price (DKK)	101.2	101.2	142.45	142.45	138.6	135.3	135.3	142.45	135.3
Dividend	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected
Risk-free interest rate	-0.10%	-0.10%	-0.04%	-0.04%	-0.33%	-0.24%	-0.24%	-0.16%	-0.16%

*

For warrants granted in 2015 and earlier, the volatility rate used is based on the actual volatility of the Zealand share price. For warrants granted after January 1, 2016, the volatility rate used is based on the 5-year historical volatility of the Zealand share price.

Employee warrant programs

        In order to motivate and retain key employees and encourage the achievement of common goals for employees, Management and shareholders, the Company has established an incentive plan based on warrant programs. Incentive programs were offered in 2005, 2007 and in the period 2009-2017.

        The warrants are granted in accordance with the authorizations given to the Board of Directors by the shareholders. The Board of Directors has fixed the terms of and size of the grants, taking into account authorizations from the shareholders, the Group's guidelines for incentive pay, an assessment of expectations of the recipient's work efforts and contribution to the Group's growth, as well as the need to motivate and retain the recipient. Grant takes place on the date of establishment of the program. Exercise of warrants is by default subject to continuing employment with the Group. The warrants granted are subject to the provisions of the Danish Public Companies Act regarding termination of employees prior to their exercise of warrants in the case of recipients covered by the Act.

        The exercise price is determined by the closing price of Zealand's shares on Nasdaq Copenhagen on the day prior to the grant date plus 10%.

        Warrants expire automatically after five years. Warrants are considered vested at the grant date and may be exercised after three years, except warrants granted to the Chief Executive Officer, which may be exercised after one year.

        Warrants may be exercised four times a year during a four-week period starting from the date of the publication of Zealand's Annual Report or interim reports.

2010 employee incentive program

        This program was established in 2010 for Zealand's Board of Directors, Executive Management, employees and consultants.

        The Board of Directors was authorized to issue up to 2,750,000 warrants in the period until November 2, 2015. The program has expired and a total of 2,355,495 warrants have been granted. As of December 31, 2017, 1,551,809 warrants have been exercised, and the total proceeds amount to DKK 125.3 million (2016: DKK 116.3 million and 2015: DKK 19.9 million). As of December 31, 2017, 429,784 warrants can still be exercised.

2015 employee incentive program

        This program was established in 2015 for Zealand's Executive Management and employees.

        The Board of Directors was authorized to issue up to 2,750,000 warrants in the period until April 20, 2020, of which 1,257,934 have not yet been granted. As of December 31, 2017, 1,492,066 warrants have been granted, of which 1,424,000 warrants can be exercised.

Effect on income statement

        In 2017, the fair value of warrants recognized in the income statement amounted to DKK 20.2 million (2016: DKK 22.7 million and 2015: DKK 16.9 million), of which DKK 6.4 million (2016: DKK 5.6 million and 2015: DKK 5.5 million) related to Executive Management. In addition, costs for the warrant programs have been adjusted at the end of the year by DKK 0.7 million (2016: DKK 2.4 million and 2015: DKK 0.2 million) due to the actual attrition rate and an adjustment to the warrant programs granted in 2015 to reflect the estimated attrition rate split between Corporate Management and employees.

DKK thousand	2017	2016	2015
The amount is charged as:
Research and development expenses	12,190	14,290	9,504
Administrative expenses	7,966	8,437	7,443

Total	20,156	22,727	16,947